PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2018	2017
Cost
Buildings	$2,309,897	$2,326,063
Furniture, fixtures and equipment	206,629	197,934
Leasehold improvements	80,670	72,859
Motor vehicles	2,588	3
Construction in progress	39,554	10,734

Sub-total	2,639,338	2,607,593
Less: accumulated depreciation and amortization	(463,480)	(327,477)

Property and equipment, net	$2,175,858	$2,280,116